Average Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Macro Opportunities Fund	Mar. 30, 2024
Fidelity Macro Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.67%)
Since Inception	(6.22%)	[1]
Fidelity Macro Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.67%)
Since Inception	(6.22%)	[1]
Fidelity Macro Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(2.17%)
Since Inception	(4.73%)	[1]
LB057
Average Annual Return:
Past 1 year	5.15%
Since Inception	4.71%	[1]

[1]	A From September 1, 2022 .